Consolidated Statements of Shareholders' Equity - USD ($)	Common Stock [Member]	Retained Earnings [Member]	Parent [Member]	Noncontrolling Interest [Member]	Total
Balance (in shares) at Oct. 31, 2012	6,411,592
Balance at Oct. 31, 2012	$ 8,024,544	$ 22,619,814	$ 30,644,358	$ (609,316)	$ 30,035,042
Share-based compensation, net (in shares)	288,642
Share-based compensation, net	$ 613,293		613,293		613,293
Repurchase and retirement of common stock (at cost) (in shares)	(129,500)
Repurchase and retirement of common stock (at cost)		$ (543,420)	(543,420)		(543,420)
Common stock dividends declared, $0.08 per share		$ (514,319)	(514,319)		(514,319)
Excess tax benefits from share-based compensation	$ 41,598		41,598		41,598
Net income (loss)		$ (42,837)	(42,837)	$ (29,641)	(72,478)
Balance (in shares) at Oct. 31, 2013	6,570,734
Balance at Oct. 31, 2013	$ 8,679,435	$ 21,519,238	30,198,673	$ (638,957)	29,559,716
Share-based compensation, net (in shares)	313,508
Share-based compensation, net	$ 830,789		830,789		830,789
Repurchase and retirement of common stock (at cost) (in shares)	(44,464)
Repurchase and retirement of common stock (at cost)		$ (195,206)	(195,206)		(195,206)
Common stock dividends declared, $0.08 per share		$ (545,378)	(545,378)		(545,378)
Excess tax benefits from share-based compensation	$ 33,462		33,462		33,462
Net income (loss)		$ 684,227	684,227	$ (61,320)	622,907
Balance (in shares) at Oct. 31, 2014	6,839,778
Balance at Oct. 31, 2014	$ 9,543,686	$ 21,462,881	31,006,567	$ (700,277)	30,306,290
Share-based compensation, net (in shares)	300,406
Share-based compensation, net	$ 818,807		818,807		818,807
Repurchase and retirement of common stock (at cost) (in shares)	(80,636)
Repurchase and retirement of common stock (at cost)		$ (379,675)	(379,675)		(379,675)
Common stock dividends declared, $0.08 per share		$ (559,946)	(559,946)		(559,946)
Excess tax benefits from share-based compensation	$ 519		519		519
Net income (loss)		$ (4,255,665)	(4,255,665)	$ (41,780)	(4,297,445)
Balance (in shares) at Oct. 31, 2015	7,059,548
Balance at Oct. 31, 2015	$ 10,363,012	$ 16,267,595	$ 26,630,607	$ (742,057)	$ 25,888,550